Financial Risk Management_The Contractual Cash Flows Of Derivatives Held For Cash Flow Hedging(Details) - KRW (₩)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Maturity Analysis For Derivative Financial Liabilities Line Items [Line Items]
Net cash flow of net settlement derivatives	₩ (5,250,000,000)	₩ (7,590,000,000)
Cash flow to be received of total settlement derivatives	2,644,710,000,000	368,311,000,000
Cash flow to be paid of total settlement derivatives	(2,496,653,000,000)	(336,575,000,000)
Up to 1 month
Disclosure Of Maturity Analysis For Derivative Financial Liabilities Line Items [Line Items]
Net cash flow of net settlement derivatives	(224,000,000)	(283,000,000)
Cash flow to be received of total settlement derivatives	196,795,000,000	302,000,000
Cash flow to be paid of total settlement derivatives	(188,698,000,000)	(522,000,000)
1-3 montshs
Disclosure Of Maturity Analysis For Derivative Financial Liabilities Line Items [Line Items]
Net cash flow of net settlement derivatives	(1,556,000,000)	(1,078,000,000)
Cash flow to be received of total settlement derivatives	298,108,000,000	948,000,000
Cash flow to be paid of total settlement derivatives	(285,397,000,000)	(1,080,000,000)
3-12 months
Disclosure Of Maturity Analysis For Derivative Financial Liabilities Line Items [Line Items]
Net cash flow of net settlement derivatives	(3,044,000,000)	(3,088,000,000)
Cash flow to be received of total settlement derivatives	745,490,000,000	245,909,000,000
Cash flow to be paid of total settlement derivatives	(698,054,000,000)	(224,600,000,000)
1~5 years
Disclosure Of Maturity Analysis For Derivative Financial Liabilities Line Items [Line Items]
Net cash flow of net settlement derivatives	(442,000,000)	(3,141,000,000)
Cash flow to be received of total settlement derivatives	1,404,317,000,000	121,152,000,000
Cash flow to be paid of total settlement derivatives	(1,324,504,000,000)	(110,373,000,000)
Over 5 years
Disclosure Of Maturity Analysis For Derivative Financial Liabilities Line Items [Line Items]
Net cash flow of net settlement derivatives	16,000,000	0
Cash flow to be received of total settlement derivatives	0	0
Cash flow to be paid of total settlement derivatives	₩ 0	₩ 0